Liability related to sales of future royalties and sales milestones, net (Tables)	9 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Liability Related to Sale of Revenue
The following table shows the activity within the liability related to the sale of future royalties and sales milestones for the nine-month period ended September 30, 2022 (in thousands):

Liability related to sales of future royalties and sales milestones, net

Balance as of December 31, 2021	$47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	5,427
Balance as of September 30, 2022	$52,443